SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE (Details)	3 Months Ended
Mar. 31, 2024 USD ($)
Fair Value Disclosures [Abstract]
Loan and Transfer note payable at December 31, 2023	$ 12,384
Change in fair value	204,848
Loan and Transfer note payable at March 31, 2024	$ 217,232